Investments	12 Months Ended
Dec. 31, 2016
Investments
Investments

Note 3. Investments

Investments in marketable securities, all of which were classified as available-for-sale and included in prepaid expenses and other current assets, were as follows:

December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Money market securities	$1,178	$3	$—	$1,181

There were no investments in marketable securities as of December 31, 2016.